UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio
Annual Report	October 31, 2021

Investment Adviser: Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Portfolio’s Form N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021 (Unaudited)

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the twelve months from November 1, 2020 to October 31, 2021, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the twelve months ended October 31, 2021, the Acadian Emerging Markets Portfolio Investor Class Shares returned 23.35% (net of fees), versus 17.33% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Like their developed counterparts, emerging markets began their recovery from 2020’s sharp pandemic-driven decline. Vaccine distribution efforts boosted investor enthusiasm, though the rollout has been far from even. Emerging markets were hit with a double punch: rising inflation caused staples prices to climb for the world’s poorest nations while a strengthening dollar drove up the cost of USD-denominated debt. To offset depreciation in their own currencies and to control inflation, many central banks hiked interest rates. However, with high COVID-19 case counts and incomplete economic recoveries, there are concerns that such actions may stifle a full economic rebound. Emerging oil-producing countries were better positioned over the period as oil prices continued to climb.

For the full period, the MSCI Emerging Markets Index collectively advanced 17.33%. Russia, Saudi Arabia, India, Taiwan, and Korea were among the largest benchmark constituents that enjoyed the biggest gains. Markets in China, meanwhile, declined over the period. Energy, materials, financials, information technology, and utilizes were amongst the strongest sector performers. Conversely, consumer discretionary and real estate were the worst performing sectors.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions. Significant country overweight positions during the period included Korea, Taiwan, Brazil, and Turkey. The Portfolio was generally underweighted relative to the benchmark in India, China, and Russia. At the sector level, the Portfolio was focused on information technology and materials, while health care and consumer staples were the greatest underweights.

Portfolio Performance

The Portfolio outperformed the benchmark for the period, largely driven by stock selection in both countries and sectors.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021 (Unaudited)

Stock selection in Korean consumer discretionary stocks and Brazilian consumer staples socks saw the strongest results, respectively led by positions in Kia Motors and JBS. A market overweight to Taiwanese information technology stocks also yielded strong results.

Conversely, an underweight to Indian financials and Russian energy detracted most from return, due in part to a lack of exposure to both ICICI Bank and Gazprom.

The Portfolio’s exposure to Growth and Value signals was rewarded over the period, while Quality signals were penalized. Our Top-Down Model also yielded favorable results, particularly our allocations to countries.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brendan O. Bradley, Ph.D.	Ryan D. Taliaferro, Ph.D.
Chief Investment Officer	Director, Equity Strategies

Index Source: MSCI. Copyright MSCI 2021. All Rights Reserved. Without prior written permission of MSCI this information and any other MSCI intellectual property may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used to create financial instruments or products or any indices. This information is provided on an “as is” basis, and the user of this information assumes the entire risk of any use of this information. Neither MSCI nor any third party involved in or related to the computing or compiling of the data makes any express or implied warranties, representations or guarantees concerning the MSCI index-related data, and in no event shall MSCI or any third party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) relating to any use of this information.

The specific countries, sectors, and individual stocks discussed herein are non-exclusive and are provided as representative of the portfolio’s performance during the period. For a complete list of markets, sectors, and stocks in which the portfolio was invested during the period and the performance of each, please contact Acadian. Please note that Acadian’s system of portfolio attribution uses certain estimates and assumptions and the calculations provided herein are based upon Acadian’s internal records and not those maintained by the Custodian. Additional details about our method of calculation will be furnished upon request. Reference to the benchmark is for comparative purposes only and is not intended to indicate that the portfolio will or did contain the same investments as the benchmark. This review contains confidential information of Acadian Asset Management LLC. Market conditions are subject to change. Past performance is no guarantee of future returns.

The information provided has been prepared by Acadian from our internal records. It is not intended to replace the official records of your account that you receive directly from the custodian. You are encouraged to compare the information provided to you by Acadian to that provided by the custodian and to contact us with any questions.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021 (Unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. Total expense ratio for the Portfolio in the most recent prospectus dated March 1, 2021, is 1.40%. Shareholders may pay a redemption fee of 2% when they redeem shares held for less than 30 days. For performance data current to the most recent prospectus dated March 1, 2021, please call 1-866-AAM-6161. The Portfolio’s benchmark was changed March 1, 2012 to the MSCI Emerging Markets Index. Prior to that, the benchmark had been the IFC Investable Index.

Past performance is no guarantee of future performance and may differ significantly from future performance due to market volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Mutual fund investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Portfolio is diversified.

To determine if this Portfolio is an appropriate investment for you, carefully consider the fund’s objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolio’s full and summary prospectuses, which can be obtained by calling 1-866-AAM-6161. Please read the prospectus carefully before investing.

The Acadian Emerging Markets Portfolio is distributed by SEI Investments Distribution Co, which is not affiliated with Acadian Asset Management LLC.

Registered representatives associated with Funds Distributor, LLC (“FD”), member FINRA. FD is not affiliated with Acadian Asset Management LLC.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021 (Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021 (Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31(1)
	1 Year	5 Years	10 Years	Annualized Since Inception
Investor Class Shares†	23.35%	8.31%	4.75%	7.57%
I Class Shares	23.61%	8.50%	N/A	8.50%
Y Class Shares	23.61%	8.45%	N/A	8.45%
MSCI Emerging Markets Index	17.33%	9.79%	5.25%	7.27%

(1) Past performance is not an indication of future performance. Investor Class Shares were offered beginning 6/17/93. I Class Shares and Y Class Shares were offered beginning 10/31/16. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and/or reimbursements, performance would have been lower.

† The graph is based on Investor Class Shares only. Returns for I Class Shares and Y Class Shares would be different due to differences in fee structures.

N/A — Not available.

(See definition of comparative index on page 4.)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

SECTOR WEIGHTINGS† (Unaudited)

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%

	Shares	Value
Brazil — 2.9%
Cia Siderurgica Nacional	337,157	$1,368,629
Empresa Brasileira de Aeronautica*	138,800	537,365
Energisa	106,300	743,787
Eternit*	77,400	184,730
Fras-Le	12,793	31,961
Industrias Romi	25,200	72,915
Iochpe Maxion*	28,200	83,544
JBS	1,826,576	12,677,094
Kepler Weber	5,600	34,827
Mahle-Metal Leve	40,193	243,132
Marfrig Global Foods	1,653,000	7,749,810
Nova Embrapar Participacoes* (A)	854	—
Petroleo Brasileiro ADR	212,756	2,089,264
Porto Seguro	92,070	383,203
Seara Alimentos* (A)	911	—
Transmissora Alianca de Energia Eletrica	296,572	1,929,573

		28,129,834

Chile — 0.1%
Cia Cervecerias Unidas ADR	4,975	84,127
Empresa Nacional de Telecomunicaciones	10,879	37,297
Falabella	124,732	344,926

		466,350

China — 23.0%
Agile Group Holdings	1,688,592	1,328,216

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
China — (continued)
Agricultural Bank of China, Cl H	4,701,000	$1,601,137
Aluminum Corp of China, Cl H*	5,026,000	3,003,779
Angang Steel, Cl H	128,000	68,931
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	2,627,312	2,869,831
Anhui Transport Consulting & Design Institute, Cl A	197,700	260,128
Bank of China, Cl H	60,288,196	21,308,726
Bank of Communications, Cl H	3,142,236	1,869,874
Baoshan Iron & Steel, Cl A	8,835,515	9,844,392
Beijing Yanjing Brewery, Cl A	231,837	240,195
Canny Elevator, Cl A	348,400	396,893
Changchun Faway Automobile Components, Cl A	355,877	583,369
Cheetah Mobile ADR*	18,521	31,115
China Citic Bank, Cl H	5,716,342	2,512,678
China Construction Bank, Cl H	37,207,715	25,297,707
China COSCO Holdings, Cl H*	3,931,350	6,103,812
China Design Group, Cl A	1,108,885	1,219,907
China Petroleum & Chemical, Cl H	16,160,000	7,934,092
China Railway Group, Cl H	4,300,951	2,106,115
China Shenhua Energy, Cl H	1,687,000	3,633,972
China South Publishing & Media Group, Cl A	1,993,800	2,554,836
China Sports International* (A)	670,000	—
Chinese Universe Publishing and Media Group, Cl A	1,255,211	2,049,748
Dare Power Dekor Home, Cl A	1,654,125	3,016,523
Ecovacs Robotics, Cl A	344,968	9,245,075
Fangda Special Steel Technology, Cl A	900,198	1,039,561
Fujian Longking, Cl A	150,672	191,421
G-bits Network Technology Xiamen, Cl A	19,700	1,054,188
Greenland Holdings, Cl A	227,638	146,202
Guangxi Liugong Machinery, Cl A	1,102,605	1,280,196
Haitian International Holdings	174,000	509,890
Harbin Power Equipment, Cl H	669,238	283,849
Hunan Valin Steel, Cl A	6,013,139	5,017,762
Jiangsu Guotai International Group, Cl A	838,570	1,725,809
Jinneng Science&Technology, Cl A	106,700	235,600
KingClean Electric, Cl A	450,598	1,760,341
Kunlun Energy	3,704,000	3,389,561
Leju Holdings ADR*	10,122	14,373
Lonking Holdings	718,189	210,458
Metallurgical Corp of China, Cl H	6,193,520	1,719,427
Nanjing Iron & Steel, Cl A	480,283	264,935
Ningbo Construction, Cl A	605,800	328,493
Offshore Oil Engineering, Cl A	1,909,400	1,387,450
PetroChina, Cl H	41,392,000	20,003,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
China — (continued)
Qudian ADR*	256,604	$428,529
SAIC Motor, Cl A	12,799	40,561
Sansteel Minguang Fujian, Cl A	546,400	584,883
Shaanxi Coal Industry, Cl A	1,996,200	3,902,374
Shandong Publishing & Media, Cl A	778,800	746,026
Shanghai Chuangli Group, Cl A	56,200	50,673
Shanxi Taigang Stainless Steel, Cl A	1,284,500	1,545,583
Shenzhen Comix Group, Cl A	302,161	313,054
Shenzhen Tagen Group, Cl A	870,100	685,279
Shui On Land	1,061,000	156,822
Sinotrans, Cl H	795,000	260,555
Sinotruk Hong Kong	3,437,148	4,744,550
Sohu.com ADR*	27,132	549,694
Suzhou Anjie Technology, Cl A	339,700	725,455
Suzhou Gold Mantis Construction Decoration, Cl A	2,520,644	2,351,545
TCL Electronics Holdings	1,694,000	920,972
Tencent Holdings	471,400	29,142,523
Tian Di Science & Technology, Cl A	3,334,800	2,173,068
Tianneng Power International	1,157,013	1,322,003
Vipshop Holdings ADR*	345,399	3,854,653
Weichai Power, Cl H	1,675,000	3,009,640
Weiqiao Textile, Cl H	719,519	270,033
XCMG Construction Machinery, Cl A	1,262,300	1,205,234
Xiamen Comfort Science & Technology Group, Cl A	350,700	596,255
Xinyu Iron & Steel, Cl A	8,713,500	8,047,253
Xinyuan Real Estate ADR	8,225	9,459
Xtep International Holdings	87,000	114,502
ZBOM Home Collection, Cl A	140,480	432,682
Zhejiang Semir Garment, Cl A	2,492,897	2,921,683
Zhejiang Wanma, Cl A	488,556	536,707
Zhongsheng Group Holdings	507,500	4,588,732

		225,874,623

Colombia — 0.0%
Cementos Argos	91,751	154,716

Czech Republic — 0.1%
Komercni banka as	25,246	979,540
Philip Morris CR	56	39,799

		1,019,339

Greece — 0.0%
Cairo Mezz*	11,041	1,690
Fourlis Holdings*	9,613	42,673
Motor Oil Hellas Corinth Refineries	3,738	63,434

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
Greece — (continued)
Safe Bulkers *	71,085	$317,039

		424,836

Hong Kong — 9.4%
Alibaba Group Holding*	1,164,268	24,391,194
Asia Cement China Holdings	1,528,561	1,165,011
Cabbeen Fashion	136,606	56,184
Chaowei Power Holdings	307,000	90,752
China BlueChemical	1,046,000	349,541
China Coal Energy, Cl H	11,986,645	7,302,448
China Foods	421,556	161,460
China Harmony Auto Holding	962,780	492,496
China High Speed Transmission Equipment Group	915,314	710,558
China Hongqiao Group	4,784,500	5,319,186
China International Marine Containers Group, Cl H	621,174	1,227,898
China National Building Material, Cl H	2,639,215	3,317,463
China Oriental Group	270,000	76,344
China Risun Group	225,000	136,495
China XLX Fertiliser	129,000	90,526
China Yongda Automobiles Services Holdings	1,889,067	3,020,371
Chongqing Machinery & Electric, Cl H	466,000	42,524
CIMC Enric Holdings	492,000	636,144
CITIC	6,287,000	6,302,757
Consun Pharmaceutical Group	118,000	50,958
CPMC Holdings	294,260	143,717
Dawnrays Pharmaceutical Holdings	164,000	35,833
EVA Precision Industrial Holdings	684,000	119,560
FriendTimes	767,954	113,508
Fufeng Group	538,783	186,277
Goodbaby International Holdings	778,206	113,023
Grand Baoxin Auto Group*	777,500	87,938
Hisense Home Appliances Group, Cl H	82,361	88,601
IGG	451,000	419,669
JNBY Design	491,583	825,149
Joy City Property	780,000	40,601
Ju Teng International Holdings	41,673	7,124
Kingboard Laminates Holdings	495,000	776,171
Launch Tech, Cl H*	58,000	22,364
Lee & Man Paper Manufacturing	121,000	90,822
Lenovo Group	10,216,000	11,108,201
Li Ning	1,186,000	13,185,400
Maoye International Holdings	286,000	10,476
NetDragon Websoft	386,000	848,352
Newborn Town*	1,923,746	1,095,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Nexteer Automotive Group	1,874,000	$2,312,242
Nine Dragons Paper Holdings	620,134	779,501
Pou Sheng International Holdings*	2,087,000	351,387
Renrui Human Resources Technology Holdings	13,400	15,121
Shanghai Industrial Holdings	133,997	200,122
Shenzhen Investment	84,000	20,621
Sinopec Engineering Group, Cl H	1,555,500	819,684
Skyworth Group	5,825,486	3,249,484
Tongda Group Holdings	1,080,000	34,564
Uni-President China Holdings	27,000	23,042
Wasion Holdings	188,000	64,515
West China Cement	750,000	131,097
Xinjiang Xinxin Mining Industry, Cl H*	199,000	39,212
Yuexiu Property	122,535	108,038

		92,407,053

Hungary — 2.4%
MOL Hungarian Oil & Gas	284,536	2,431,494
OTP Bank Nyrt	352,863	21,192,684
Richter Gedeon Nyrt	7,797	218,423

		23,842,601

India — 8.3%
ACC	13,605	423,950
Action Construction Equipment	7,829	24,397
Andhra Sugars	8,061	68,547
Angel Broking	11,236	186,588
Apar Industries	22,526	203,612
Arvind	195,024	342,094
Bajaj Consumer Care	102,051	315,224
Brightcom Group*	44,806	43,471
Butterfly Gandhimathi Appliances*	3,256	43,854
Carborundum Universal	22,676	254,162
Century Enka	5,352	31,169
Computer Age Management Services	5,700	229,283
Cyient	63,035	899,252
Datamatics Global Services	22,513	95,186
Dhampur Sugar Mills	90,153	354,743
Dhunseri Ventures	11,142	38,650
Elecon Engineering	74,003	169,587
Emami	104,116	738,658
Equitas Holdings	132,225	229,200
FIEM Industries	4,187	69,880
Finolex Industries	117,523	345,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued
	Shares	Value

India — (continued)
GHCL	39,033	$220,052
Glenmark Pharmaceuticals	240,942	1,621,376
Godawari Power and Ispat	50,008	234,075
Greenpanel Industries*	64,617	332,788
Grindwell Norton	5,940	128,476
Gujarat Ambuja Exports	18,113	39,754
Gujarat Narmada Valley Fertilizers & Chemicals	42,815	263,358
HCL Technologies	1,223,002	18,680,358
HIL	1,691	100,913
Himatsingka Seide	19,016	63,030
Hindustan Petroleum	260,749	1,080,865
HSIL	12,676	40,289
Indian Oil	2,304,743	3,938,127
ITD Cementation India	38,041	41,200
J Kumar Infraprojects	4,755	9,573
Jagran Prakashan*	84,813	70,223
Jindal Saw	32,265	49,982
Jindal Stainless*	86,643	221,869
JK Lakshmi Cement	5,881	48,297
JK Tyre & Industries	116,342	223,032
JMC Projects India	44,175	63,742
Jubilant Industries*	6,605	49,832
Kabra Extrusiontechnik	20,520	64,055
Kalyani Steels	2,284	11,241
Karnataka Bank	630,937	573,799
Kirloskar Brothers	30,179	159,054
Kirloskar Industries	1,818	37,025
Kirloskar Oil Engines	12,756	34,360
KPIT Technologies	378,730	1,561,325
KPIT Technologies	92,286	500,922
KPR Mill	13,350	80,254
KSB	22,399	396,478
LG Balakrishnan & Bros	29,823	200,390
Lumax Auto Technologies	3,097	5,368
Manali Petrochemicals	69,338	112,552
Mindtree	107,429	6,445,059
MPS*	722	6,782
National Aluminium	2,025,514	2,621,114
Nava Bharat Ventures	228,696	350,765
Newgen Software Technologies	14,545	110,067
NIIT	104,817	417,203
NRB Bearings	62,511	107,481
Nucleus Software Exports	8,170	63,156

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued
	Shares	Value

India — (continued)
Oil & Natural Gas	554,473	$1,103,670
Oracle Financial Services Software	11,843	699,766
Orient Cement	162,820	353,988
Polyplex	20,997	472,817
PTC India	321,599	542,217
R Systems International*	38,561	113,034
Raymond	8,721	53,265
Redington India	665,596	1,277,304
Repco Home Finance	25,178	89,860
Rupa	83,939	518,837
Savita Oil Technologies	658	12,141
Schaeffler India	1,411	139,472
Shakti Pumps India	10,492	90,956
Shreyas Shipping & Logistics	22,237	101,948
Siyaram Silk Mills	24,505	150,912
SMC Global Securities	1,350	1,306
Somany Ceramics	9,439	96,418
Sonata Software	31,713	354,224
Sutlej Textiles and Industries	35,560	32,767
Tamilnadu Petroproducts	92,741	151,531
Tata Steel	163,238	2,868,716
Tech Mahindra	302,488	5,969,877
Technocraft Industries India*	4,120	44,712
Time Technoplast	122,412	113,206
Transport Corp of India	9,212	77,430
TVS Srichakra	798	24,535
Vardhman Textiles*	16,087	418,077
Visaka Industries	20,755	165,084
VLS Finance	14,706	35,635
VRL Logistics	37,577	187,731
Welspun India	39,758	73,111
Wipro	2,075,427	17,925,481
WNS Holdings ADR*	8,160	724,690
Zensar Technologies	43,854	270,364

		81,741,688

Indonesia — 0.2%
Adaro Energy	3,980,900	472,060
Bank CIMB Niaga	1,549,500	114,292
Bank Pembangunan Daerah Jawa Barat Dan Banten	1,183,000	118,989
Bukit Asam	1,614,100	305,332
Gajah Tunggal	1,989,100	102,491
Indo Tambangraya Megah	234,549	357,597
Matahari Department Store	920,568	198,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued
	Shares	Value
Indonesia — (continued)
Panin Financial *	1,633,200	$20,981

		1,689,923

Luxembourg — 0.4%
Ternium ADR	86,093	3,988,689

Malaysia — 0.2%
Aeon M	396,900	141,853
Bermaz Auto	130,600	51,092
George Kent Malaysia	86,400	14,605
InNature	102,800	20,480
KSL Holdings*	376,483	59,550
Magni-Tech Industries	67,900	34,926
Malaysian Pacific Industries	12,569	144,721
Padini Holdings	40,000	30,331
Poh Huat Resources Holdings	55,500	19,568
Sime Darby	1,283,600	703,640
UMW Holdings	32,300	26,598
ViTrox	34,800	165,386

		1,412,750

Mexico — 0.1%
Alfa, Cl A	338,246	244,303
Consorcio ARA	62,788	13,144
Grupo Financiero Inbursa, Cl O *	398,620	399,240

		656,687

Monaco — 0.0%
Costamare	4,200	56,322

Peru — 0.4%
Intercorp Financial Services	2,100	60,312
Southern Copper	60,213	3,612,178

		3,672,490

Philippines — 0.0%
First Gen	61,700	36,841
Semirara Mining & Power, Cl A	518,700	267,530
SSI Group *	187,472	4,612

		308,983

Poland — 2.2%
Alior Bank*	39,051	616,257
Asseco Poland	26,595	654,934
Bank Handlowy w Warszawie	4,837	70,197
Bank Pekao	131,586	4,345,358
Budimex	6,978	446,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued
	Shares	Value
Poland — (continued)
Dom Development	785	$26,366
Enea*	49,203	124,683
Famur	201,319	157,184
Grupa Azoty*	3,304	24,679
Grupa Kety	1,351	211,980
Grupa Lotos	39,069	606,945
ING Bank Slaski	3,031	206,643
Inter Cars	148	16,953
KRUK	3,116	259,767
LiveChat Software	7,361	225,093
Lubelski Wegiel Bogdanka	5,598	56,406
mBank	1,913	270,672
Neuca	54	12,615
PGE Polska Grupa Energetyczna*	676,035	1,661,938
PKP Cargo*	6,560	30,221
Polskie Gornictwo Naftowe i Gazownictwo	558,491	842,149
Powszechna Kasa Oszczednosci Bank Polski*	222,097	2,716,613
Powszechny Zaklad Ubezpieczen	545,941	5,459,889
Santander Bank Polska	18,229	1,692,841
Tauron Polska Energia*	240,780	198,314
TEN Square Games	8,944	791,804
Tim	3,898	41,328
Unimot	1,466	18,483
Warsaw Stock Exchange	10,780	118,942
Wielton	7,561	24,258
Wirtualna Polska Holding	208	7,612

		21,937,125

Qatar — 0.0%
Doha Bank QPSC	113,952	90,077
Industries Qatar QSC	62,979	274,227

		364,304

Russia — 2.1%
Globaltrans Investment GDR	86,953	766,056
HeadHunter Group ADR	3,279	173,328
Novolipetsk Steel PJSC GDR	165,693	5,232,585
Sberbank of Russia PJSC ADR	447,493	8,958,810
Tatneft PJSC ADR	115,685	5,292,589
VEON ADR	144,366	304,612

		20,727,980

Saudi Arabia — 6.5%
Al Rajhi Bank	506,369	18,727,878
Aldrees Petroleum and Transport Services	8,235	162,713

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued
	Shares	Value
Saudi Arabia — (continued)
Arabian Cement	2,220	$23,072
Astra Industrial Group	20,464	235,617
Bank AlBilad*	32,518	365,983
Bawan	106,128	1,121,857
National Industrialization*	31,327	208,527
Rabigh Refining & Petrochemical*	1,309,517	9,967,543
Saudi Basic Industries	401,512	13,827,934
Saudi Ceramic	236,078	3,425,850
Saudi Electricity	213,483	1,622,082
Saudi For Hardware CJSC	10,585	162,334
Saudi Industrial Investment Group	244,781	2,472,272
Saudi Investment Bank	139,220	669,398
Saudi Kayan Petrochemical*	1,141,274	6,207,787
United Electronics	75,312	2,829,122
United International Transportation	171,368	2,295,037

		64,325,006

Singapore — 0.0%
China Everbright Water	217,900	51,708
Riverstone Holdings	512,200	326,653

		378,361

South Africa — 2.2%
African Rainbow Minerals	22,400	298,466
Anglo American Platinum	14,755	1,490,859
Blue Label Telecoms*	67,535	24,494
FirstRand	416,818	1,582,953
Hudaco Industries	688	6,167
Investec	26,903	123,287
Kumba Iron Ore	299,268	9,094,613
Lewis Group	21,364	60,420
MiX Telematics ADR	2,797	35,046
Motus Holdings	209,557	1,398,373
Murray & Roberts Holdings	85,890	78,440
Ninety One	22,842	78,747
Omnia Holdings	8,432	34,965
Standard Bank Group	552,111	4,895,083
Telkom	863,490	2,867,748

		22,069,661

South Korea — 15.8%
Ace Bed	567	23,096
AfreecaTV	358	59,128
BNK Financial Group	95,862	721,908
Cheil Worldwide	12,365	252,368

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
CJ	29,829	$2,445,439
CJ Freshway*	5,003	140,857
CNH	17,056	47,509
Creas F&C	927	33,992
Daesang Holdings	2,670	22,849
Daewon San Up	2,331	13,245
Daishin Securities	16,153	287,521
DGB Financial Group	85,975	761,492
Dongyang E&P	4,304	71,454
DRB Holding	4,165	19,853
DTR Automotive	4,410	219,264
DY POWER	2,434	26,453
Global Standard Technology	3,878	95,743
GOLFZON	1,422	172,190
Hana Financial Group	574,484	22,122,956
Handsome	2,901	104,640
Hanjin Heavy Industries & Construction Holdings*	10,403	40,417
Hankook Tire & Technology	42,490	1,503,540
Hanwha	177,601	5,091,467
Hanwha Aerospace	29,770	1,146,421
Hanwha Life Insurance	281,304	836,534
Hanyang Securities	3,832	58,371
Huneed Technologies*	28,736	174,597
Hyosung	1,565	137,944
Hyosung TNC	2,925	1,494,352
Hyundai Construction Equipment*	7,262	250,135
Hyundai Department Store	16,777	1,188,768
Hyundai Engineering & Construction	44,408	1,911,533
JB Financial Group	28,979	219,968
KB Financial Group	145,744	7,059,270
KCC	1,487	423,748
Kia Motors	278,445	20,277,840
Kolon	7,102	214,540
Korea Business News	20,334	126,506
Korea Cast Iron Pipe Industries	9,586	80,557
Korea Investment Holdings	9,205	685,323
Korea Real Estate Investment Trust	46,206	92,527
KT	513,355	13,398,937
KT Skylife	13,805	119,319
LF	8,581	134,382
LG	7,485	584,170
LG Display	128,518	2,166,621
LG Electronics	152,581	15,734,039

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
LG Hausys	2,219	$132,166
LG Innotek	11,324	2,030,189
LG International	9,385	218,050
LG Uplus	337,844	4,148,784
Lotte	18,074	505,772
LOTTE Himart	10,517	248,851
LS Industrial Systems	3,187	160,639
Mando	5,543	241,443
Mgame*	25,259	203,836
Multicampus	1,070	34,383
Nexen Tire	17,309	112,130
NH Investment & Securities	13,428	151,109
NHN*	22,465	1,537,975
Piolink	2,947	39,847
Pyeong Hwa Automotive	11,273	106,599
Rayence	15,821	178,038
Sajodaerim	4,755	113,122
Samsung Card	7,055	206,781
Samsung Electronics	430,471	25,712,957
Samyang	1,353	79,081
Samyang Optics	5,486	54,224
Sangsangin	9,446	72,267
SaraminHR	4,391	172,476
SAVEZONE I&C CORP	11,048	30,160
Shinhan Financial Group	97,673	3,197,118
Shinsegae	14,210	3,015,772
Shinsegae Engineering & Construction	1,067	34,789
Shinsegae International	2,976	427,853
SIMMTECH HOLDINGS	32,654	80,758
S-Oil	11,402	1,000,133
Sun Kwang	1,248	59,594
TK	5,396	54,027
Tongyang Life Insurance	5,817	34,099
TYM	236,481	410,814
Value Added Technology	17,476	606,437
Woongjin Thinkbig	56,293	161,140
Woori Financial Group	544,417	6,173,057
Youngone	22,502	859,796

		155,400,049

Taiwan — 18.8%
Advanced Analog Technology	22,000	65,426
Alcor Micro	78,000	158,477
ASolid Technology	55,000	260,082

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Asustek Computer	522,000	$6,626,247
Brightek Optoelectronic	7,000	12,611
China Ecotek	37,000	52,423
ChipMOS Technologies	903,000	1,498,587
Compal Electronics	1,119,000	983,856
DA CIN Construction	181,000	197,542
E-LIFE MALL	5,000	14,996
Evergreen Marine Taiwan	1,173,000	4,197,044
First Insurance	95,000	45,436
FocalTech Systems	345,000	1,985,005
Fubon Financial Holding	3,528,102	9,337,732
GeoVision	25,000	28,274
Goldtek Technology	7,615	22,948
Himax Technologies ADR	195,383	2,063,244
Hon Hai Precision Industry	6,487,648	24,962,811
Innolux	5,739,000	3,446,475
Kindom Development	153,000	211,274
King’s Town Bank	45,000	67,156
Lite-On Technology	1,545,061	3,405,874
Macroblock	214,000	1,658,378
MediaTek	668,000	21,931,568
Mercuries Life Insurance*	3,335	1,101
Novatek Microelectronics	628,000	9,383,246
PChome Online	207,000	1,079,346
Phison Electronics*	109,000	1,530,629
Pou Chen	1,983,000	2,431,641
Powertech Technology	58,000	203,146
Realtek Semiconductor	850,000	15,252,531
Senao International	73,000	83,609
Silicon Motion Technology ADR	5,057	361,120
SIM Technology Group*	95,000	9,565
Sinmag Equipment	14,000	53,868
SinoPac Financial Holdings	2,246,000	1,142,848
Star Comgistic Capital	342,000	280,404
Sunplus Innovation Technology	5,000	23,464
Taiwan Semiconductor Manufacturing	2,344,000	49,731,557
Ubright Optronics	8,000	9,422
Union Insurance	44,500	31,124
United Microelectronics	5,134,000	10,707,949
United Orthopedic	36,000	38,060
Yuanta Financial Holding	10,887,520	9,670,487

		185,258,583

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

COMMON STOCK — continued

	Shares	Value
Thailand — 0.8%
Bangkok Chain Hospital NVDR	683,100	$417,899
IRPC NVDR	6,425,900	832,709
Kasikornbank NVDR	1,338,100	5,685,892
Sri Trang Agro-Industry NVDR	790,700	774,437
Sri Trang Gloves Thailand NVDR	150,300	138,149
WICE Logistics NVDR	383,200	143,198

		7,992,284

Turkey — 0.3%
Dogus Otomotiv Servis ve Ticaret	427,896	1,623,762
KOC Holding	119,939	294,586
Turk Traktor ve Ziraat Makineleri	2,873	49,428
Yapi ve Kredi Bankasi	2,788,450	793,755

		2,761,531

United Arab Emirates — 0.0%
Ras Al Khaimah Ceramics	163,639	122,029

TOTAL COMMON STOCK (Cost $721,402,226)		947,183,797

PREFERRED STOCK(B) — 3.8%

Brazil — 3.7%
Alpargatas*	380	2,572
Banco do Estado do Rio Grande do Sul	129,955	250,525
Braskem, Cl A*	77,705	749,128
Cia Energetica de Minas Gerais	1,256,292	2,849,239
Cia Paranaense de Energia, Cl B	1,571,400	1,653,871
Gerdau	2,283,252	10,943,330
Metalurgica Gerdau, Cl A	1,250,100	2,779,821
Noxville Investimentos* (A)	455	—
Petroleo Brasileiro	3,265,994	15,769,222
Uniao de Industrias Petroquimicas	17,000	226,906
Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	1,395,009

		36,619,623

South Korea — 0.1%
CJ	9,029	628,951

TOTAL PREFERRED STOCK (Cost $33,591,579)		37,248,574

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

SHORT-TERM INVESTMENT — 0.3%

	Shares	Value
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 0.013% (Cost $3,151,456)	3,151,456	$3,151,456

TOTAL INVESTMENTS— 100.3% (Cost $758,145,261)		$987,583,827

Percentages are based on Net Assets of $984,407,185.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

CJSC — Closed Joint Stock Company

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

Ser — Series

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

The summary of input levels used to value the Portfolio’s net assets as of October 31, 2021 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$28,129,834	$—	$	—^	$28,129,834
Chile	466,350	—		—	466,350
China	225,874,623	—		—^	225,874,623
Colombia	154,716	—		—	154,716
Czech Republic	1,019,339	—		—	1,019,339
Greece	424,836	—		—	424,836
Hong Kong	92,407,053	—		—	92,407,053
Hungary	23,842,601	—		—	23,842,601
India	81,741,688	—		—	81,741,688
Indonesia	1,689,923	—		—	1,689,923
Luxembourg	3,988,689	—		—	3,988,689
Malaysia	1,412,750	—		—	1,412,750
Mexico	656,687	—		—	656,687
Monaco	56,322	—		—	56,322
Peru	3,672,490	—		—	3,672,490
Philippines	308,983	—		—	308,983
Poland	21,937,125	—		—	21,937,125
Qatar	—	364,304		—	364,304
Russia	20,727,980	—		—	20,727,980
Saudi Arabia	2,743,939	61,581,067		—	64,325,006
Singapore	378,361	—		—	378,361
South Africa	22,069,661	—		—	22,069,661
South Korea	155,400,049	—		—	155,400,049
Taiwan	185,258,583	—		—	185,258,583
Thailand	7,992,284	—		—	7,992,284
Turkey	—	2,761,531		—	2,761,531
United Arab Emirates	—	122,029		—	122,029

Total Common Stock	882,354,866	64,828,931		—^	947,183,797

Preferred Stock
Brazil	36,619,623	—		—^	36,619,623
South Korea	628,951	—		—	628,951

Total Preferred Stock	37,248,574	—		—^	37,248,574

Short-Term Investment	—	3,151,456		—	3,151,456

Total Investments in Securities	$919,603,440	$67,980,387	$	—^	$987,583,827

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

For the year ended October 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $758,145,261)	$987,583,827
Foreign Currency, at Value (Cost $6,923,729)	6,927,867
Receivable for Investment Securities Sold	14,419,331
Dividends and Interest Receivable	1,094,770
Receivable for Capital Shares Sold	962,058
Reclaim Receivable	166,684
Prepaid Expenses	28,085

Total Assets	1,011,182,622

Liabilities
Payable for Investment Securities Purchased	21,652,922
Accrued Foreign Capital Gains Tax on Appreciated Securities	3,053,879
Payable to Adviser	846,760
Payable for Capital Shares Redeemed	530,785
Shareholder Servicing Fees Payable - Investor Class	101,680
Shareholder Servicing Fees Payable - Y Class	386
Payable to Administrator	72,090
Payable to Trustees	6,682
Chief Compliance Officer Fees Payable	2,560
Accrued Expenses	507,693

Total Liabilities	26,775,437

Net Assets	$984,407,185

Net Assets Consist of:
Paid-in Capital	$733,090,797
Total Distributable Earnings	251,316,388

Net Assets	$984,407,185

Investor Class Shares:
Net Assets	$580,639,753
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	24,269,048

Net Asset Value, Redemption and Offering Price Per Share *	$23.93

I Class Shares:
Net Assets	$396,785,909
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	16,555,988

Net Asset Value, Redemption and Offering Price Per Share *	$23.97

Y Class Shares:
Net Assets	$6,981,523
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	291,925

Net Asset Value, Redemption and Offering Price Per Share *	$23.92

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE YEAR ENDED OCTOBER 31, 2021

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$45,586,510
Less: Foreign Taxes Withheld	(6,297,117)

Total Investment Income	39,289,393

Expenses:
Investment Advisory Fees	11,515,217
Shareholder Servicing Fees - Investor Class	1,660,349
Shareholder Servicing Fees - Y Class	2,440
Administration Fees	910,409
Trustees’ Fees	24,769
Chief Compliance Officer Fees	7,487
Custodian Fees	1,037,584
Transfer Agent Fees	167,281
Printing Fees	101,253
Filing and Registration Fees	83,373
Legal Fees	30,931
Audit Fees	23,300
Interest Expense	5,902
Other Expenses	83,510

Total Expenses	15,653,805

Less:
Fees Paid Indirectly (Note 4)	(459)

Net Expenses	15,653,346

Net Investment Income	23,636,047

Net Realized Gain (Loss) on:
Investments	138,308,081
Foreign Currency Transactions	(713,406)

Net Realized Gain	137,594,675

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	80,726,236
Foreign Capital Gains Tax on Appreciated Securities	(2,688,456)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	3,592

Net Change in Unrealized Appreciation	78,041,372

Net Realized and Unrealized Gain	215,636,047

Net Increase in Net Assets Resulting from Operations	$239,272,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2021	Year Ended October 31, 2020
Operations:
Net Investment Income	$23,636,047	$15,958,380
Net Realized Gain on Investments and Foreign Currency Transactions	137,594,675	4,588,905
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	78,041,372	5,361,428

Net Increase in Net Assets Resulting from Operations	239,272,094	25,908,713

Distributions:
Investor Class Shares	(9,767,065)	(11,697,024)
I Class Shares	(5,240,183)	(10,007,635)
Y Class Shares	(114,639)	(408,463)

Total Distributions	(15,121,887)	(22,113,122)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	53,285,704	285,421,873
Reinvestment of Distributions	9,664,662	11,339,205
Redemption Fees — (See Note 2)	—	53,455
Redeemed	(308,982,662)	(262,734,069)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	(246,032,296)	34,080,464

I Class Shares:
Issued	87,114,219	93,620,219
Reinvestment of Distributions	4,598,717	7,964,494
Redemption Fees — (See Note 2)	—	14,966
Redeemed	(96,018,709)	(257,638,447)

Decrease in Net Assets derived from I Class Transactions	(4,305,773)	(156,038,768)

Y Class Shares:
Issued	868,271	1,082,854
Reinvestment of Distributions	72,359	123,042
Redemption Fees — (See Note 2)	—	114
Redeemed	(3,982,205)	(11,920,014)

Decrease in Net Assets derived from Y Class Transactions	(3,041,575)	(10,714,004)

Net Decrease in Net Assets from Capital Share Transactions	(253,379,644)	(132,672,309)

Total Decrease in Net Assets	(29,229,437)	(128,876,717)

Net Assets:
Beginning of Year	1,013,636,622	1,142,513,339

End of Year	$984,407,185	$1,013,636,622

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

		Years Ended October 31,
Investor Class Shares	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$19.65	$19.41	$18.35	$21.83	$17.42

Income from Operations:
Net Investment Income*	0.47	0.29	0.39	0.36	0.23
Net Realized and Unrealized Gain (Loss)	4.10	0.32	1.00	(3.55)	4.51

Total from Operations	4.57	0.61	1.39	(3.19)	4.74

Redemption Fees	—	0.00^	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.29)	(0.37)	(0.33)	(0.29)	(0.33)

Total Dividends and Distributions	(0.29)	(0.37)	(0.33)	(0.29)	(0.33)

Net Asset Value, End of Year	$23.93	$19.65	$19.41	$18.35	$21.83

Total Return †	23.35%	3.04%	7.72%	(14.85)%	27.84%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$580,640	$674,360	$625,488	$789,483	$739,686
Ratio of Expenses to Average Net Assets(1)	1.43%	1.40%	1.40%	1.40%	1.42%
Ratio of Net Investment Income to Average Net Assets	1.97%	1.56%	2.07%	1.66%	1.23%
Portfolio Turnover Rate	70%	55%	48%	32%	40%

*	Per share amounts for each year are based on average outstanding shares.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Years Ended October 31,
I Class Shares	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$19.67	$19.43	$18.38	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.53	0.29	0.41	0.42	0.36
Net Realized and Unrealized Gain (Loss)	4.09	0.35	1.00	(3.56)	4.41

Total from Operations	4.62	0.64	1.41	(3.14)	4.77

Redemption Fees	—	0.00^	0.00^	0.00^	0.00^

Dividends and Distributions from:
Net Investment Income	(0.32)	(0.40)	(0.36)	(0.33)	(0.34)

Total Dividends and Distributions	(0.32)	(0.40)	(0.36)	(0.33)	(0.34)

Net Asset Value, End of Year	$23.97	$19.67	$19.43	$18.38	$21.85

Total Return †	23.61%	3.20%	7.86%	(14.63)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$396,786	$330,942	$496,662	$497,707	$446,374
Ratio of Expenses to Average Net Assets(1)	1.22%	1.24%	1.25%	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	2.21%	1.53%	2.13%	1.96%	1.81%
Portfolio Turnover Rate	70%	55%	48%	32%	40%

*	Per share amounts for each year are based on average outstanding shares.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Y Class Shares	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$19.63	$19.40	$18.34	$21.85		$17.42

Income from Operations:
Net Investment Income*	0.50	0.25	0.43	0.62		0.40
Net Realized and Unrealized Gain (Loss)	4.11	0.38	0.98	(3.82)		4.37

Total from Operations	4.61	0.63	1.41	(3.20)		4.77

Redemption Fees	—	0.00^^	—	0.02		—

Dividends and Distributions from:
Net Investment Income	(0.32)	(0.40)	(0.35)	(0.33)		(0.34)

Total Dividends and Distributions	(0.32)	(0.40)	(0.35)	(0.33)		(0.34)

Net Asset Value, End of Year	$23.92	$19.63	$19.40	$18.34		$21.85

Total Return †	23.61%	3.15%	7.89%	(14.81)%		28.01%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$6,982	$8,334	$20,363	$24,988	$	—^
Ratio of Expenses to Average Net Assets(1)	1.24%	1.24%	1.25%	1.27%		0.68%††
Ratio of Net Investment Income to Average Net Assets	2.10%	1.34%	2.26%	3.12%		2.08%
Portfolio Turnover Rate	70%	55%	48%	32%		40%

*	Per share amounts for each year are based on average outstanding shares.
^	Amount rounds to less than one thousand.
^^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2021, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $64,828,931 or 7% of Net Assets.

The Portfolio uses Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For the year ended October 31, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2021, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2021, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2021, the Portfolio paid $910,409 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the year ended October 31, 2021, the Portfolio earned cash management credits of $459, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Portfolio’s custodian.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the year ended October 31, 2021, the Portfolio made purchases of $778,542,901 and sales of $988,477,231 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Year Ended October 31, 2021	Year Ended October 31, 2020

Investor Class Shares:

Issued	2,213,580	16,677,455

Reinvestment of Distributions	427,640	546,468

Redeemed	(12,691,215)	(15,124,200)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	(10,049,995)	2,099,723

I Class Shares:

Issued	3,537,050	5,371,064

Reinvestment of Distributions	203,573	384,016

Redeemed	(4,009,255)	(14,485,768)

Net Decrease in Shares Outstanding from I Class Share Transactions	(268,632)	(8,730,688)

Y Class Shares:

Issued	36,196	54,570

Reinvestment of Distributions	3,209	5,941

Redeemed	(171,968)	(685,777)

Net Decrease in Shares Outstanding from Y Class Share Transactions	(132,563)	(625,266)

Net Decrease in Shares Outstanding from Share Transactions	(10,451,190)	(7,256,231)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire August 1, 2022. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the year ended October 31, 2021, the Portfolio had average borrowings of $9,306,173 and a maximum amount borrowed of $19,681,000 over a period of 3 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the period was $5,902. As of October 31, 2021, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

2021	$ 15,121,887	$—	$15,121,887
2020	22,113,122	—	22,113,122

As of October 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$26,401,254
Undistributed Long-Term Capital Gains	1,584,713
Net Unrealized Appreciation	223,330,421

Total Distributable Earnings	$251,316,388

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

Portfolio at October 31, 2021, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

$761,179,354	$253,117,864	$(26,733,562)	$226,384,302

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, pose additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

geographically diverse investments.

Market Risk – The risk that the market value of an investment may fluctuate. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

11. Other:

As of October 31, 2021, 81% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 72% of the Portfolio’s I Class Shares were held by four record shareholders, and 94% of the Portfolio’s Y Class Shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

During the year and as of October 31, 2021, there were no securities on loan for the Portfolio.

13. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund

and Shareholders of Acadian Emerging Markets Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Acadian Emerging Markets Portfolio, a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Portfolio”), including the schedule of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 23, 2021

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2021 to October 31, 2021).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period and that the expense ratio (Column 3) remained unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratios	Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$957.60	1.48%	$7.30
Hypothetical 5% Return	$1,000.00	$1,017.74	1.48%	$7.53
I Class Shares
Actual Fund Return	$1,000.00	$958.80	1.25%	$6.17
Hypothetical 5% Return	$1,000.00	$1,018.90	1.25%	$6.36
Y Class Shares
Actual Fund Return	$1,000.00	$958.70	1.29%	$6.37
Hypothetical 5% Return	$1,000.00	$1,018.70	1.29%	$6.56

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

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THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES [3,4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.

INDEPENDENT TRUSTEES [4]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of October 31, 2021.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments - Guernsey Limited.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Director of The Korea Fund, Inc. to 2019.

4	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 39 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Catholic Responsible Investments Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997 and RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021. Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2021.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Frost Family of Funds, Catholic Responsible Investments Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 18, 2021 to decide whether to renew the Agreement for an additional one-year term (the “May Meeting”). The May Meeting was held via video-conference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the May Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the May Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the May Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the May Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the May Meeting, the Trustees, including all of the Independent Trustees, based on their

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on May 19, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Fund‘s liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program during the period covered by the report. The Program Administrator’s report further noted that the Program Administrator provided advance notice to the Board regarding investments that may become illiquid solely due to an extended local market holiday closure in accordance with applicable Securities and Exchange Commission staff guidance.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2021

NOTICE TO SHAREHOLDERS (Unaudited)

Return Of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
0.00%	0.00%	100.00%	100.00%	1.22%	100.00%	0.00%	0.00%	0.00%	29.40%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolios to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2021 amounting to $6,297,111 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2021, which shareholders of this Portfolio will receive in late January, 2022. In addition, for the fiscal year ended October 31, 2021, gross foreign source income amounted to $30,635,067 for the Portfolio.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

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Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-2000

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021					2020
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$104,400		None	None		$104,400		None	None
(b)	Audit-Related Fees	None		None	None		None		None	None
(c)	Tax Fees	$10,000	(2)	None	$150,670	(5)	$10,000	(2)	None	$88,304
(d)	All Other Fees	None		None	$385,179	(6)	None		None	$376,378

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$719,590	None	None	$766,250		None	None
(b)	Audit-Related Fees	None	None	None	None		None	None
(c)	Tax Fees	None	None	None	$970	(3)	None	None
(d)	All Other Fees	None	None	None	None		None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	None	None	None	$69,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$24,150	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$77,300	None	None	$95,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to McKee International Equity Portfolio.

(3)	Common Reporting Services (“CRS”) tax services for the Sands Capital Global Growth Fund.

(4)	Review and signing of federal and state income tax returns.

(5)	Tax compliance services provided to service affiliates of the funds.

(6)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2021	2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $535,849 and $464,682 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $970 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $24,150 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: January 7, 2022